Note 10 - Income Taxes (Details) - Deferred Income Taxes Location On Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Note 10 - Income Taxes (Details) - Deferred Income Taxes Location On Consolidated Balance Sheets [Line Items]
Net current liabilities		$ (11,000)
Net non-current liabilities	(42,000)	(31,000)
Total	(42,000)	(42,000)
Other Current Liabilities [Member]
Note 10 - Income Taxes (Details) - Deferred Income Taxes Location On Consolidated Balance Sheets [Line Items]
Net current liabilities		(11,000)
Other Noncurrent Liabilities [Member]
Note 10 - Income Taxes (Details) - Deferred Income Taxes Location On Consolidated Balance Sheets [Line Items]
Net non-current liabilities	$ (42,000)	$ (31,000)